Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Total	Common Stock	Additional Paid-in Capital	Statutory Reserves	Retained Earnings	Accumulated Other Comprehensive Income
Balance at Dec. 31, 2012	$ 3,007,575	$ 15,295	$ 1,352,245	$ 228,660	$ 1,282,573	$ 128,802
Balance, Shares at Dec. 31, 2012		15,294,800
Net income	2,949,268				$ 2,949,268
Distribution of capital to owners	(3,182,236)		$ (3,182,236)
Foreign currency translation adjustment	$ 78,074					$ 78,074
Transfer to reserve				$ 305,203	$ (305,203)
Balance at Dec. 31, 2013	$ 2,852,681	$ 15,295	$ (1,829,991)	$ 533,863	3,926,638	$ 206,876
Balance, Shares at Dec. 31, 2013		15,294,800
Net income	1,782,101				$ 1,782,101
Issuance of common shares for cash	1,174,380	$ 635	1,173,745
Issuance of common shares for cash, Shares		634,800
Capital contribution from owners	3,340,396		$ 3,340,396
Foreign currency translation adjustment	$ 27,280					$ 27,280
Transfer to reserve				$ 247,868	$ (247,868)
Balance at Dec. 31, 2014	$ 9,176,838	$ 15,930	$ 2,684,150	$ 781,731	5,460,871	$ 234,156
Balance, Shares at Dec. 31, 2014		15,929,600
Net income	4,774,243				$ 4,774,243
Issuance of common shares for cash	$ 8,497,024	$ 2,400	$ 8,494,624
Issuance of common shares for cash, Shares		2,400,000
Capital contribution from owners
Foreign currency translation adjustment	$ (684,590)					$ (684,590)
Transfer to reserve				$ 506,886	$ (506,886)
Balance at Dec. 31, 2015	$ 21,763,515	$ 18,330	$ 11,178,774	$ 1,288,617	$ 9,728,228	$ (450,434)
Balance, Shares at Dec. 31, 2015		18,329,600